Calvert
Global Energy Solutions Fund
December 31, 2025
Schedule of Investments (Unaudited)

Common Stocks — 99.5%

Security	Shares	Value
Austria — 0.9%
Verbund AG	19,126	$ 1,388,763
		$ 1,388,763
Belgium — 1.5%
Elia Group SA	11,852	$ 1,525,148
Umicore SA(1)	44,758	935,617
		$ 2,460,765
Brazil — 2.9%
Auren Energia SA	527,300	$ 1,143,002
Energisa SA	140,470	1,207,535
Engie Brasil Energia SA	208,840	1,195,467
Sao Martinho SA	372,852	1,023,488
		$4,569,492
Canada — 4.8%
Boralex, Inc., Class A(1)	67,898	$1,253,037
Brookfield Renewable Corp.(1)	34,653	1,328,596
Brookfield Renewable Partners LP	50,548	1,365,943
Cameco Corp.	11,527	1,055,491
Canadian Solar, Inc.(1)(2)	25,549	607,300
NFI Group, Inc.(1)(2)	61,753	698,267
Northland Power, Inc.(1)	107,172	1,393,771
		$7,702,405
Chile — 2.2%
Enel Americas SA	12,810,656	$1,215,349
Enel Chile SA	16,000,122	1,313,368
Sociedad Quimica y Minera de Chile SA ADR(2)	14,013	964,094
		$3,492,811
China — 5.1%
BYD Co. Ltd., Class H	76,400	$933,666
China Datang Corp. Renewable Power Co. Ltd., Class H(1)	3,676,000	974,280
China Everbright Environment Group Ltd.(1)	1,162,037	719,154
Flat Glass Group Co. Ltd., Class H(2)	462,000	560,360
Li Auto, Inc. ADR(2)	45,043	762,578
NIO, Inc. ADR(2)	148,640	758,064
Xinyi Solar Holdings Ltd.(1)	1,768,000	676,262
XPENG, Inc. ADR(1)(2)	38,316	777,048
Yadea Group Holdings Ltd.(3)	422,000	618,120
Zhejiang Leapmotor Technology Co. Ltd., Class H(2)(3)	105,000	657,735
Zhuzhou CRRC Times Electric Co. Ltd., Class H	137,500	665,368
		$8,102,635
Denmark — 3.1%
NKT AS(2)	7,079	$884,004
Novonesis (Novozymes), Class B	14,106	902,509
Orsted AS(2)(3)	71,459	1,364,107
Rockwool AS, Class B	21,338	749,687
Security	Shares	Value
Denmark (continued)
Vestas Wind Systems AS	40,968	$ 1,108,069
		$ 5,008,376
Finland — 1.1%
Neste OYJ	76,940	$ 1,740,622
		$ 1,740,622
France — 4.7%
Alstom SA(2)	33,881	$ 999,554
Cie de Saint-Gobain SA	9,662	982,547
Danone SA	9,777	881,876
Dassault Systemes SE	31,461	878,965
Engie SA	34,621	909,470
Legrand SA	6,216	924,087
Nexans SA	6,083	894,201
Schneider Electric SE	3,962	1,083,905
		$7,554,605
Germany — 6.3%
Bayerische Motoren Werke AG	8,615	$934,171
Daimler Truck Holding AG	20,798	900,814
Deutsche Post AG	16,913	922,193
Evonik Industries AG	47,259	737,527
Infineon Technologies AG	23,061	1,006,173
KION Group AG	10,186	804,869
Mercedes-Benz Group AG	13,045	904,307
Nordex SE(2)	26,646	903,164
Siemens AG	4,098	1,147,753
Siemens Energy AG(2)	8,352	1,171,690
SMA Solar Technology AG(2)	15,514	610,292
		$10,042,953
Hong Kong — 0.5%
MTR Corp. Ltd.(1)	196,500	$752,581
		$752,581
India — 1.3%
Olectra Greentech Ltd.	40,313	$538,292
Siemens Ltd.	19,402	662,374
Suzlon Energy Ltd.(2)	1,419,513	833,132
		$2,033,798
Ireland — 0.5%
Kingspan Group PLC	9,848	$848,592
		$848,592
Italy — 3.4%
Enel SpA	85,114	$884,959
ERG SpA(1)	46,167	1,187,870
Prysmian SpA	8,786	876,467
Snam SpA	133,730	888,618
Terna - Rete Elettrica Nazionale	83,463	887,938

Calvert
Global Energy Solutions Fund
December 31, 2025
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Italy (continued)
Webuild SpA(1)	169,071	$ 673,393
		$ 5,399,245
Japan — 4.7%
Azbil Corp.(1)	78,700	$ 715,714
Central Japan Railway Co.	32,000	886,399
Daikin Industries Ltd.	7,100	908,032
East Japan Railway Co.	34,100	898,770
Fuji Electric Co. Ltd.	12,800	970,688
GS Yuasa Corp.(1)	33,000	791,321
Mitsubishi Electric Corp.	38,700	1,128,370
Toyota Motor Corp.	53,700	1,153,320
		$7,452,614
Netherlands — 0.5%
Signify NV(3)	30,041	$738,753
		$738,753
New Zealand — 2.5%
Contact Energy Ltd.	250,612	$1,333,214
Mercury NZ Ltd.	355,024	1,322,648
Meridian Energy Ltd.	426,734	1,378,260
		$4,034,122
Norway — 1.4%
Norsk Hydro ASA	122,938	$948,979
Scatec ASA(2)(3)	119,577	1,257,030
		$2,206,009
Portugal — 1.0%
EDP SA	351,634	$1,619,550
		$1,619,550
Singapore — 0.6%
City Developments Ltd.	157,700	$980,896
		$980,896
South Korea — 2.8%
CS Wind Corp.(2)	22,442	$649,284
Doosan Fuel Cell Co. Ltd.(2)	30,172	603,425
LG Chem Ltd.	3,605	833,884
LG Display Co. Ltd.(2)	89,512	735,434
LG Energy Solution Ltd.(2)	3,371	862,083
LS Electric Co. Ltd.	2,626	841,266
		$4,525,376
Spain — 4.9%
Acciona SA(1)	6,969	$1,516,728
Construcciones y Auxiliar de Ferrocarriles SA	9,626	664,644
Corp. ACCIONA Energias Renovables SA	44,290	1,162,289
EDP Renovaveis SA	102,995	1,454,525
Iberdrola SA	41,694	902,816
Security	Shares	Value
Spain (continued)
Redeia Corp. SA	49,318	$ 879,180
Solaria Energia y Medio Ambiente SA(2)	62,744	1,333,606
		$ 7,913,788
Sweden — 2.6%
AddTech AB, Class B	23,535	$ 828,870
Castellum AB(1)	77,451	892,413
Fabege AB(1)	101,252	907,068
Munters Group AB(1)(3)	40,260	738,378
Nibe Industrier AB, Class B(1)	209,147	799,439
		$4,166,168
Switzerland — 2.0%
ABB Ltd.	14,465	$1,066,324
Accelleron Industries AG	10,059	775,814
Landis & Gyr Group AG	11,122	715,144
Stadler Rail AG(1)	25,664	648,776
		$3,206,058
Taiwan — 4.8%
Advanced Energy Solution Holding Co. Ltd.	16,000	$678,342
Chroma ATE, Inc.	34,000	840,937
Chung-Hsin Electric & Machinery Manufacturing Corp.	156,000	741,147
Delta Electronics, Inc.	36,000	1,098,142
E Ink Holdings, Inc.	126,000	791,650
Everlight Electronics Co. Ltd.	353,000	620,175
Simplo Technology Co. Ltd.	68,000	775,828
Sinbon Electronics Co. Ltd.	126,000	770,371
Taiwan High Speed Rail Corp.	758,000	675,351
Voltronic Power Technology Corp.	21,000	646,439
		$7,638,382
United Kingdom — 4.1%
Croda International PLC	24,040	$872,120
Drax Group PLC	136,077	1,532,791
Firstgroup PLC	269,200	690,685
Johnson Matthey PLC	30,793	883,363
Linde PLC	2,145	914,607
SSE PLC	59,233	1,736,588
		$6,630,154
United States — 29.3%
AAON, Inc.(1)	8,339	$635,849
Acuity, Inc.	2,266	815,851
AECOM	8,536	813,737
AES Corp.	62,611	897,842
Alaska Air Group, Inc.(2)	20,537	1,033,011
Alphabet, Inc., Class A	2,748	860,124
Ameresco, Inc., Class A(1)(2)	17,989	526,898
Applied Materials, Inc.	3,488	896,381
Aptiv PLC(2)	11,164	849,469
Array Technologies, Inc.(1)(2)	90,869	837,812

Calvert
Global Energy Solutions Fund
December 31, 2025
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
United States (continued)
Autodesk, Inc.(2)	2,902	$ 859,021
Bloom Energy Corp., Class A(2)	8,956	778,187
BorgWarner, Inc.	20,564	926,614
Clearway Energy, Inc., Class C	38,252	1,272,262
Corning, Inc.	10,450	915,002
CRH PLC	7,220	901,056
Cummins, Inc.	1,767	901,965
Darling Ingredients, Inc.(2)	23,987	863,532
Eaton Corp. PLC	3,042	968,907
EnerSys	5,801	851,297
Enphase Energy, Inc.(2)	27,593	884,356
Equinix, Inc.	1,169	895,641
FedEx Corp.	3,192	922,041
First Solar, Inc.(2)	3,638	950,355
GE Vernova, Inc.	1,942	1,269,233
General Mills, Inc.	18,591	864,482
HA Sustainable Infrastructure Capital, Inc.	25,609	804,891
Hubbell, Inc.	2,259	1,003,244
Installed Building Products, Inc.	2,903	753,009
International Business Machines Corp.	2,852	844,791
Itron, Inc.(2)	8,192	760,709
Johnson Controls International PLC	8,555	1,024,461
MasTec, Inc.(2)	4,294	933,387
Microsoft Corp.	1,789	865,196
Modine Manufacturing Co.(2)	4,965	662,877
MYR Group, Inc.(2)	3,521	769,339
NextEra Energy, Inc.	10,197	818,615
NEXTracker, Inc., Class A(2)	10,066	876,849
ON Semiconductor Corp.(2)	19,149	1,036,918
Ormat Technologies, Inc.	12,926	1,427,935
Owens Corning	7,185	804,073
Power Integrations, Inc.	21,690	770,863
Quanta Services, Inc.	2,325	981,289
Rockwell Automation, Inc.	2,223	864,903
Shoals Technologies Group, Inc., Class A(2)	83,628	710,838
SolarEdge Technologies, Inc.(1)(2)	20,864	601,926
Stanley Black & Decker, Inc.	12,308	914,238
TopBuild Corp.(2)	1,868	779,311
Trane Technologies PLC	2,420	941,864
Universal Display Corp.	6,988	816,059
Waste Management, Inc.	4,040	887,628
Whirlpool Corp.	11,381	821,025
XPLR Infrastructure LP(2)	116,406	1,164,060
		$46,831,223
Total Common Stocks (identified cost $160,552,987)		$159,040,736

Short-Term Investments — 1.2%

Affiliated Fund — 0.5%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 3.69%(4)	725,061	$ 725,061
Total Affiliated Fund (identified cost $725,061)		$ 725,061
Securities Lending Collateral — 0.7%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 3.83%(5)	1,134,700	$ 1,134,700
Total Securities Lending Collateral (identified cost $1,134,700)		$ 1,134,700
Total Short-Term Investments (identified cost $1,859,761)		$ 1,859,761

Total Investments — 100.7% (identified cost $162,412,748)	$160,900,497
Other Assets, Less Liabilities — (0.7)%	$ (1,089,352)
Net Assets — 100.0%	$159,811,145

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	All or a portion of this security was on loan at December 31, 2025. The aggregate market value of securities on loan at December 31, 2025 was $13,607,362 and the total market value of the collateral received by the Fund was $14,342,563, comprised of cash of $1,134,700 and U.S. government and/or agencies securities of $13,207,863.
(2)	Non-income producing security.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At December 31, 2025, the aggregate value of these securities is $5,374,123 or 3.4% of the Fund's net assets.
(4)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of December 31, 2025.
(5)	Represents investment of cash collateral received in connection with securities lending.

Calvert
Global Energy Solutions Fund
December 31, 2025
Schedule of Investments (Unaudited) — continued

At December 31, 2025, the concentration of the Fund’s investments in the various sectors, determined as a percentage of net assets, was as follows:
Economic Sectors	% of Net Assets
Industrials	37.9%
Utilities	27.8
Information Technology	13.1
Consumer Discretionary	7.8
Materials	5.6
Real Estate	2.3
Consumer Staples	2.3
Energy	1.7
Communication Services	0.5
Financials	0.5
Total	99.5%

Abbreviations:
ADR	– American Depositary Receipt

The Fund did not have any open derivative instruments at December 31, 2025.
Affiliated Investments
At December 31, 2025, the value of the Fund's investment in funds that may be deemed to be affiliated was $725,061, which represents 0.5% of the Fund's net assets. Transactions in such investments by the Fund for the fiscal year to date ended December 31, 2025 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$207,670	$2,944,325	$(2,426,934)	$ —	$ —	$725,061	$2,078	725,061

(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the market value of the Fund's holdings as of December 31, 2025, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks:
Austria	$ —	$1,388,763	$ —	$1,388,763
Belgium	—	2,460,765	—	2,460,765
Brazil	—	4,569,492	—	4,569,492
Canada	7,702,405	—	—	7,702,405
Chile	964,094	2,528,717	—	3,492,811

Calvert
Global Energy Solutions Fund
December 31, 2025
Schedule of Investments (Unaudited) — continued

Asset Description (continued)	Level 1	Level 2	Level 3	Total
China	$2,297,690	$5,804,945	$ —	$8,102,635
Denmark	—	5,008,376	—	5,008,376
Finland	—	1,740,622	—	1,740,622
France	—	7,554,605	—	7,554,605
Germany	—	10,042,953	—	10,042,953
Hong Kong	—	752,581	—	752,581
India	—	2,033,798	—	2,033,798
Ireland	—	848,592	—	848,592
Italy	—	5,399,245	—	5,399,245
Japan	—	7,452,614	—	7,452,614
Netherlands	—	738,753	—	738,753
New Zealand	—	4,034,122	—	4,034,122
Norway	—	2,206,009	—	2,206,009
Portugal	—	1,619,550	—	1,619,550
Singapore	—	980,896	—	980,896
South Korea	—	4,525,376	—	4,525,376
Spain	—	7,913,788	—	7,913,788
Sweden	—	4,166,168	—	4,166,168
Switzerland	—	3,206,058	—	3,206,058
Taiwan	—	7,638,382	—	7,638,382
United Kingdom	914,607	5,715,547	—	6,630,154
United States	46,831,223	—	—	46,831,223
Total Common Stocks	$58,710,019	$100,330,717(1)	$ —	$159,040,736
Short-Term Investments:
Affiliated Fund	$725,061	$ —	$ —	$725,061
Securities Lending Collateral	1,134,700	—	—	1,134,700
Total Investments	$60,569,780	$100,330,717	$ —	$160,900,497

(1)	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.